MARKETABLE SECURITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
MARKETABLE SECURITIES
MARKETABLE SECURITIES

4.       MARKETABLE SECURITIES

The Company invests its excess cash in fixed income instruments denominated and payable in U.S. dollars, including money market accounts, commercial paper, asset-backed securities, and corporate obligations, in accordance with the Company’s investment policy that primarily seeks to maintain adequate liquidity and preserve capital.

As of September 30, 2017 and December 31, 2016, the Company’s investment portfolio consisted of marketable securities with an original maturity of greater than 90 days. The Company has designated all investments as available-for-sale and therefore such investments are reported at fair value. Unrealized gains or losses on marketable securities are recorded in accumulated other comprehensive loss, a component of stockholders’ equity, on the balance sheet.

The following table summarizes the Company’s investments in marketable securities by category as of September 30, 2017 and December 31, 2016:

(In thousands)	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
September 30, 2017
Current (due within 1 year or less)
Corporate obligations	734	—	—	734
Total	$734	$—	$—	$734

December 31, 2016
Current (due within 1 year or less)
Commercial paper	4,240	—	—	4,240
Corporate obligations	7,337	—	—	7,337
Total	$11,577	$—	$—	$11,577

3. MARKETABLE SECURITIES

The Company invests its excess cash in fixed income instruments denominated and payable in U.S. dollars including money market accounts, commercial paper, and corporate obligations in accordance with the Company’s investment policy that primarily seeks to maintain adequate liquidity and preserve capital.

The following table summarizes the Company’s cash, cash equivalents, and marketable securities as of December 31, 2016 and 2015:

	December 31,
	2016	2015
Cash	$111	$116
Money market funds	21,353	14,804
Marketable securities	11,577	5,274
Total cash, cash equivalents and marketable securities	$33,041	$20,194

As of December 31, 2016, the Company’s investment portfolio consists of marketable securities with an original maturity of greater than 90 days. The Company has designated all investments as available-for-sale and therefore, such investments are reported at fair value. As of December 31, 2016, the fair value of the Company’s marketable securities approximates amortized cost and therefore the insignificant gains/losses on these securities have been included within Other Income (Expense) on the Statement of Operations.

The following table summarizes the Company’s short-term investments in marketable securities by category as of December 31, 2016 and 2015:

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
December 31, 2016
Commercial paper	4,240			4,240
Corporate obligations	7,337	—	—	7,337
Total	$11,577	$—	$—	$11,577
December 31, 2015
Commercial paper	349			349
Corporate obligations	4,925	—	—	4,925
Total	$5,274	$—	$—	$5,274

As of December 31, 2016 and 2015, the Company’s investments in marketable securities are classified in current assets as they are due in one year or less.